Deferred consideration and contingent payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred consideration and contingent payments
Balance - Beginning of year	$ 16,638
Additions		$ 15,109
Interest Capitalized	922	577
Repayment	(334)
Settlement in shares	(2,986)
Foreign exchange	(388)	952
Balance - End of year	13,852	16,638
Current portion of deferred consideration and contingent payments	3,307	3,386
Non-current portion of deferred consideration and contingent payments	10,545	13,252
Deferred consideration and contingent payments	$ 13,852	$ 16,638